Condensed separate financial information of HeadHunter Group PLC - Condensed separate statement of income and other comprehensive income (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Operating costs and expenses (exclusive of depreciation and amortization)	₽ (9,977,452)	₽ (7,949,215)	₽ (4,691,300)
Depreciation and amortization	(1,185,745)	(1,066,284)	(750,558)
Finance income	215,963	243,108	59,329
Finance costs	(795,361)	(659,579)	(409,545)
Other income	224,677	157,202	47,715
Profit before income tax	5,235,995	6,867,605	2,571,597
Income tax expense	(1,544,501)	(1,374,834)	(685,772)
Net income for the year	3,691,494	5,492,771	1,885,825
Separate
Disclosure of subsidiaries [line items]
Dividend income		4,227,933	2,463,175
Operating costs and expenses (exclusive of depreciation and amortization)	(220,767)	(401,101)	(471,877)
Depreciation and amortization	(684)	(738)	(681)
Operating income	(221,451)	3,826,094	1,990,617
Finance income	800	5,142
Finance costs	(390,044)	(164,415)	(132,429)
Other income	67,970	58,226	41,617
Net foreign exchange loss	(83,037)	(21,572)	(86,476)
Profit before income tax	(625,762)	3,703,475	1,813,329
Income tax expense		(771)	(413)
Net income for the year	₽ (625,762)	₽ 3,702,704	₽ 1,812,916